Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
September 30, 2024
O1T-NPRT3-1124
1.951057.111
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	2,653	605
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	6,900	7,588,275
TOTAL AUSTRALIA		7,588,880
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	42,294	7,626,890
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	11,000	22,571,560
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,080,000	14,742,000
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	18,000	1,099,338
TOTAL BRAZIL		38,412,898
CANADA - 2.4%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (d)	165,588	1,183,954
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	45,800	4,691,584
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	39,000	2,814,159
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	45,900	2,537,575
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd	55,700	941,478
Cameco Corp (United States)	110,400	5,272,704
Canadian Natural Resources Ltd	701,900	23,307,574
PrairieSky Royalty Ltd	95,300	1,937,075
Suncor Energy Inc	26,600	981,827
		32,440,658
Financials - 0.9%
Banks - 0.2%
Royal Bank of Canada	147,600	18,422,034
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	4,520	213,693
Brookfield Asset Management Ltd Class A (United States)	192,500	9,103,325
Brookfield Corp Class A	34,000	1,805,774
		11,122,792
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	32,600	41,162,367
Intact Financial Corp	143,685	27,590,665
		68,753,032
TOTAL FINANCIALS		98,297,858

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	41,300	3,324,237
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	145,698	12,461,007
Professional Services - 0.1%
Thomson Reuters Corp	53,291	9,089,948
TOTAL INDUSTRIALS		24,875,192

Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (b)	291,168	23,326,595
Software - 0.0%
Constellation Software Inc/Canada	400	1,301,342
TOTAL INFORMATION TECHNOLOGY		24,627,937

Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	17,700	1,425,868
Alamos Gold Inc Class A	59,500	1,185,644
B2Gold Corp	322,433	996,539
Franco-Nevada Corp	75,217	9,342,269
Ivanhoe Mine Ltd Class A (b)	3,772,789	56,126,670
Lundin Gold Inc	127,500	2,757,496
Novagold Resources Inc (b)	420,034	1,729,890
Orla Mining Ltd (b)	1,620,700	6,518,990
		80,083,366
TOTAL CANADA		271,552,283
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	202,000	7,206,949
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(e)(f)	134,300	2,851,913
Textiles, Apparel & Luxury Goods - 0.0%
China Hongxing Sports Ltd (b)(c)	22,200	0
TOTAL CHINA		10,058,862
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Series B	91,900	10,900,399
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	34,200	545,490
FRANCE - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
L'Oreal SA	16,028	7,189,149
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	9,503	2,248,939
TOTAL FRANCE		9,438,088
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	34,000	9,009,546
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	664,900	3,807,987
Bank of Ireland Group PLC	225,600	2,518,800
		6,326,787
Financial Services - 0.0%
Circle Internet Financial LLC (c)	61,811	1,793,755
Circle Internet Financial LLC (c)	38,025	1,103,485
		2,897,240
TOTAL FINANCIALS		9,224,027

Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	33,029	11,675,091
TOTAL IRELAND		20,899,118
ISRAEL - 0.4%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (b)	2,141,425	38,588,479
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	3,635	607,662
Software - 0.1%
Check Point Software Technologies Ltd (b)	34,700	6,690,507
TOTAL INFORMATION TECHNOLOGY		7,298,169

TOTAL ISRAEL		45,886,648
ITALY - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Prada Spa	143,500	1,107,559
Industrials - 0.2%
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	424,750	19,190,205
TOTAL ITALY		20,297,764
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	44,000	1,131,187
Specialty Retail - 0.1%
Fast Retailing Co Ltd	22,700	7,531,797
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	93,200	1,957,959
TOTAL CONSUMER DISCRETIONARY		10,620,943

Industrials - 0.1%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	235,000	3,511,839
Trading Companies & Distributors - 0.1%
ITOCHU Corp	70,300	3,788,826
Mitsui & Co Ltd	90,400	2,021,709
		5,810,535
TOTAL INDUSTRIALS		9,322,374

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	78,000	3,668,439
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	135,500	2,245,623
TOTAL JAPAN		25,857,379
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.2%
Hyundai Motor Co	111,570	20,639,494
Broadline Retail - 0.2%
Coupang Inc Class A (b)	940,626	23,092,369
TOTAL CONSUMER DISCRETIONARY		43,731,863

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	129,120	6,020,470
TOTAL KOREA (SOUTH)		49,752,333
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc	30,081	1,482,692
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	411,653	10,769,346
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(e)(f)	800	1,252,496
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	13,200	7,155,456
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	3,500	2,916,375
TOTAL NETHERLANDS		22,093,673
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	22,000	1,302,982
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,006,700	5,158,198
TOTAL SPAIN		6,461,180
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	34,800	1,081,434
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	302,700	15,180,405
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	243,350	7,493,001
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Straumann Holding AG	5,653	924,691
TOTAL SWITZERLAND		23,598,097
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	183,900	31,937,913
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	14,300	3,381,092
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Deliveroo PLC Class A (b)(e)(f)	655,884	1,354,786
Flutter Entertainment PLC (United Kingdom) (b)	15,400	3,618,522
		4,973,308
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	1,611,012	6,827,681
Capital Markets - 0.1%
London Stock Exchange Group PLC	55,300	7,571,181
TOTAL FINANCIALS		14,398,862

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	1,817,600	12,864,051
Professional Services - 0.0%
RELX PLC	24,904	1,175,875
TOTAL INDUSTRIALS		14,039,926

TOTAL UNITED KINGDOM		33,412,096
UNITED STATES - 91.4%
Communication Services - 19.4%
Entertainment - 2.7%
Liberty Media Corp-Liberty Formula One Class C (b)	240,698	18,637,246
Liberty Media Corp-Liberty Live Class C (b)	9,488	487,019
Netflix Inc (b)	379,909	269,458,057
ROBLOX Corp Class A (b)	24,000	1,062,240
Spotify Technology SA (b)	23,264	8,573,482
TKO Group Holdings Inc Class A	9,100	1,125,761
Walt Disney Co/The	53,200	5,117,308
		304,461,113
Interactive Media & Services - 16.7%
Alphabet Inc Class A	1,327,312	220,134,695
Alphabet Inc Class C	1,328,900	222,178,791
Bumble Inc Class A (b)	9,590	61,184
Epic Games Inc (b)(c)(d)	7,100	4,260,000
Meta Platforms Inc Class A	2,537,454	1,452,540,169
Reddit Inc Class A	149,956	9,885,100
Reddit Inc Class B (b)	32,888	2,167,976
		1,911,227,915
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	11,400	2,352,503
TOTAL COMMUNICATION SERVICES		2,218,041,531

Consumer Discretionary - 9.4%
Automobiles - 0.1%
General Motors Co	104,000	4,663,360
Rad Power Bikes Inc (b)(c)(d)	145,919	36,479
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	150,652	91,898
Tesla Inc (b)	24,500	6,409,935
		11,201,672
Broadline Retail - 4.7%
Amazon.com Inc (b)	2,892,840	539,022,878
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	45,967	12,963,613
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	402,500	51,041,025
Booking Holdings Inc	4,100	17,269,692
Cava Group Inc (b)	88,774	10,994,660
Chipotle Mexican Grill Inc (b)	569,300	32,803,066
DoorDash Inc Class A (b)	8,600	1,227,478
Hilton Worldwide Holdings Inc	191,413	44,120,697
Starbucks Corp	69,800	6,804,802
Texas Roadhouse Inc	6,000	1,059,599
Viking Holdings Ltd	163,100	5,690,559
		171,011,578
Household Durables - 1.5%
Blu Homes Inc (b)(c)(d)	21,093,998	6,539
DR Horton Inc	200,711	38,289,637
Garmin Ltd	22,667	3,990,072
Lennar Corp Class A	455,948	85,481,132
Mohawk Industries Inc (b)	17,400	2,795,832
PulteGroup Inc	250,200	35,911,206
		166,474,418
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (b)	39,300	5,498,070
Chewy Inc Class A (b)	31,111	911,241
Dick's Sporting Goods Inc	63,904	13,336,765
Fanatics Inc Class A (b)(c)(d)	139,938	10,314,830
Gap Inc/The	313,932	6,922,201
Group 1 Automotive Inc	300	114,911
O'Reilly Automotive Inc (b)	30,246	34,831,294
Ross Stores Inc	42,000	6,321,420
TJX Cos Inc/The	468,400	55,055,736
Williams-Sonoma Inc	93,228	14,442,882
		147,749,350
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc (b)	24,200	3,504,402
Deckers Outdoor Corp (b)	78,504	12,517,463
NIKE Inc Class B	14,100	1,246,440
Ralph Lauren Corp Class A	25,300	4,904,911
VF Corp	153,200	3,056,340
		25,229,556
TOTAL CONSUMER DISCRETIONARY		1,073,653,065

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Co/The	450,250	32,354,965
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	31,223	11,730,793
Costco Wholesale Corp	127,537	113,064,102
Walmart Inc	154,500	12,475,875
		137,270,770
Food Products - 0.1%
Bowery Farming Inc (b)(c)	20,452	409
Bowery Farming Inc warrants (b)(c)(d)	7,186	144
Mondelez International Inc	78,600	5,790,462
		5,791,015
Household Products - 0.0%
Colgate-Palmolive Co	10,500	1,090,004
Procter & Gamble Co/The	12,300	2,130,360
		3,220,364
TOTAL CONSUMER STAPLES		178,637,114

Energy - 1.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	548,900	19,842,735
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	16,900	484,185
Diamondback Energy Inc	45,846	7,903,850
Exxon Mobil Corp	646,400	75,771,008
Marathon Petroleum Corp	51,500	8,389,865
Sable Offshore Corp (d)	352,000	8,317,760
Shell PLC ADR	133,800	8,824,110
Valero Energy Corp	12,700	1,714,881
		111,405,659
TOTAL ENERGY		131,248,394

Financials - 15.1%
Banks - 2.4%
Bank of America Corp	1,438,262	57,070,236
Citigroup Inc	247,500	15,493,500
East West Bancorp Inc	21,720	1,797,113
First Citizens BancShares Inc/NC Class A	6,300	11,597,985
JPMorgan Chase & Co	741,124	156,273,407
Wells Fargo & Co	656,300	37,074,387
		279,306,628
Capital Markets - 1.2%
Bank of New York Mellon Corp/The	171,200	12,302,432
Blackstone Inc	28,500	4,364,205
Goldman Sachs Group Inc/The	73,700	36,489,607
Interactive Brokers Group Inc Class A	17,700	2,466,672
KKR & Co Inc Class A	52,900	6,907,682
Moody's Corp	70,804	33,602,870
Morgan Stanley	355,400	37,046,896
MSCI Inc	5,011	2,921,062
S&P Global Inc	2,200	1,136,564
Tulco LLC (b)(c)(d)(g)	7,549	5,652,012
		142,890,002
Consumer Finance - 0.9%
American Express Co	294,997	80,003,186
Capital One Financial Corp	78,000	11,678,940
Discover Financial Services	48,571	6,814,026
		98,496,152
Financial Services - 8.5%
Berkshire Hathaway Inc Class A (b)	1,004	693,944,720
Fiserv Inc (b)	151,900	27,288,835
Mastercard Inc Class A	78,700	38,862,060
PayPal Holdings Inc (b)	496,600	38,749,698
Toast Inc Class A (b)	41,100	1,163,541
Visa Inc Class A	586,700	161,313,165
		961,322,019
Insurance - 2.1%
American International Group Inc	405,800	29,716,734
Arthur J Gallagher & Co	114,411	32,191,823
Chubb Ltd	178,368	51,439,548
Hartford Financial Services Group Inc/The	19,500	2,293,395
Marsh & McLennan Cos Inc	195,000	43,502,550
Progressive Corp/The	241,500	61,283,040
Travelers Cos Inc/The	103,608	24,256,705
		244,683,795
TOTAL FINANCIALS		1,726,698,596

Health Care - 11.5%
Biotechnology - 4.9%
Alnylam Pharmaceuticals Inc (b)	39,100	10,753,673
Apogee Therapeutics Inc (b)	20,200	1,186,548
Avidity Biosciences Inc (b)	56,300	2,585,859
Denali Therapeutics Inc (b)	57,800	1,683,714
Gilead Sciences Inc	13,500	1,131,840
Incyte Corp (b)	17,900	1,183,190
Insmed Inc (b)	20,600	1,503,800
Janux Therapeutics Inc (b)	23,800	1,081,234
Krystal Biotech Inc (b)	800	145,624
Moderna Inc (b)	32,400	2,165,292
Recursion Pharmaceuticals Inc Class A (b)(h)	141,700	933,803
Regeneron Pharmaceuticals Inc (b)	253,161	266,132,970
United Therapeutics Corp (b)	10,600	3,798,510
Vaxcyte Inc (b)	43,100	4,925,037
Vertex Pharmaceuticals Inc (b)	549,800	255,700,984
Viking Therapeutics Inc (b)	16,900	1,069,939
		555,982,017
Health Care Equipment & Supplies - 1.9%
Alcon Inc (United States)	347,500	34,774,325
Boston Scientific Corp (b)	616,600	51,671,080
Cooper Cos Inc/The (b)	17,204	1,898,289
Intuitive Surgical Inc (b)	222,250	109,184,758
Stryker Corp	61,700	22,289,742
		219,818,194
Health Care Providers & Services - 0.8%
BrightSpring Health Services Inc (b)	26,209	384,748
Elevance Health Inc	5,200	2,704,000
HCA Healthcare Inc	89,000	36,172,270
Tenet Healthcare Corp (b)	264,102	43,893,753
UnitedHealth Group Inc	6,378	3,729,089
		86,883,860
Health Care Technology - 0.0%
Doximity Inc Class A (b)	28,000	1,219,959
Veeva Systems Inc Class A (b)	7,201	1,511,274
		2,731,233
Life Sciences Tools & Services - 0.3%
Danaher Corp	96,935	26,949,869
IQVIA Holdings Inc (b)	4,500	1,066,365
Mettler-Toledo International Inc (b)	556	833,833
Thermo Fisher Scientific Inc	6,860	4,243,390
Veterinary Emergency Group (b)(c)(d)(g)	65,157	4,222,825
		37,316,282
Pharmaceuticals - 3.6%
Eli Lilly & Co	377,452	334,399,825
Intra-Cellular Therapies Inc (b)	84,805	6,205,182
Merck & Co Inc	638,400	72,496,704
Royalty Pharma PLC Class A	104,842	2,965,980
		416,067,691
TOTAL HEALTH CARE		1,318,799,277

Industrials - 8.5%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (b)	29,400	11,748,240
GE Aerospace	706,937	133,314,180
General Dynamics Corp	14,400	4,351,680
HEICO Corp	1,900	496,812
Howmet Aerospace Inc	368,600	36,952,150
Loar Holdings Inc (h)	14,700	1,096,473
Lockheed Martin Corp	3,200	1,870,592
Relativity Space Inc warrants (b)(c)(d)	8,037	102,632
Space Exploration Technologies Corp (b)(c)(d)	213,857	23,951,984
Space Exploration Technologies Corp Class C (b)(c)(d)	15,483	1,734,096
TransDigm Group Inc	17,400	24,832,062
		240,450,901
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	28,830	1,209,418
Building Products - 1.1%
Carrier Global Corp	149,200	12,009,108
Fortune Brands Innovations Inc	13,000	1,163,890
Trane Technologies PLC	278,800	108,377,924
		121,550,922
Commercial Services & Supplies - 0.9%
Cintas Corp	113,324	23,331,145
Clean Harbors Inc (b)	185,075	44,734,478
GFL Environmental Inc Subordinate Voting Shares	336,800	13,435,144
Republic Services Inc	40,800	8,194,272
Veralto Corp	74,951	8,384,019
Waste Connections Inc (United States)	12,700	2,271,014
		100,350,072
Electrical Equipment - 2.0%
Eaton Corp PLC	311,913	103,380,445
GE Vernova Inc	285,734	72,856,455
Generac Holdings Inc (b)	21,200	3,368,256
Hubbell Inc	124,456	53,310,728
Vertiv Holdings Co Class A	11,400	1,134,186
		234,050,070
Ground Transportation - 0.1%
Uber Technologies Inc (b)	291,247	21,890,125
Industrial Conglomerates - 0.4%
3M Co	340,900	46,601,030
Machinery - 0.6%
Caterpillar Inc	50,400	19,712,448
Ingersoll Rand Inc	27,500	2,699,400
PACCAR Inc	173,690	17,139,729
Parker-Hannifin Corp	33,200	20,976,424
Westinghouse Air Brake Technologies Corp	25,200	4,580,604
		65,108,605
Professional Services - 0.2%
CACI International Inc (b)	2,300	1,160,488
Paycom Software Inc	13,500	2,248,695
UL Solutions Inc Class A	28,700	1,414,910
Verisk Analytics Inc	64,900	17,390,604
		22,214,697
Trading Companies & Distributors - 1.1%
Ferguson Enterprises Inc	118,000	23,431,260
FTAI Aviation Ltd	19,600	2,604,840
United Rentals Inc	55,000	44,535,150
WW Grainger Inc	48,419	50,298,141
		120,869,391
TOTAL INDUSTRIALS		974,295,231

Information Technology - 23.1%
Communications Equipment - 1.2%
Arista Networks Inc (b)	336,849	129,289,383
Motorola Solutions Inc	17,200	7,733,636
		137,023,019
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	2,702,262	176,079,392
IT Services - 0.1%
Asac II LP (b)(c)(d)	2,013,117	338,203
Cloudflare Inc Class A (b)	27,300	2,208,297
Gartner Inc (b)	13,013	6,594,468
GoDaddy Inc Class A (b)	14,800	2,320,344
X Holdings Corp Class A (b)(c)(d)	32,510	692,138
		12,153,450
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices Inc (b)	199,953	32,808,288
Analog Devices Inc	73,100	16,825,427
Applied Materials Inc	99,000	20,002,950
ARM Holdings PLC ADR (h)	44,010	6,293,870
Astera Labs Inc (b)	21,000	1,100,190
Broadcom Inc	513,000	88,492,500
Credo Technology Group Holding Ltd (b)	36,100	1,111,880
KLA Corp	12,700	9,835,007
Lam Research Corp	200	163,216
Monolithic Power Systems Inc	43,532	40,245,334
NVIDIA Corp	8,316,300	1,009,931,473
QUALCOMM Inc	61,600	10,475,080
		1,237,285,215
Software - 6.5%
Adobe Inc (b)	6,566	3,399,743
Alkami Technology Inc (b)	4,800	151,392
Applied Intuition Inc Class A (c)(d)	10,963	654,381
Atlassian Corp Class A (b)	3,300	524,073
Cadence Design Systems Inc (b)	149,462	40,508,686
Clear Secure Inc Class A	170,318	5,644,339
Coreweave Inc Class A (c)	7,760	6,582,187
CyberArk Software Ltd (b)	29,151	8,500,723
Datadog Inc Class A (b)	20,807	2,394,053
Fair Isaac Corp (b)	200	388,704
Figma Inc Class A (c)(d)	84,800	2,063,184
Fortinet Inc (b)	104,700	8,119,485
Intuit Inc	3,383	2,100,843
Klaviyo Inc Class A	3,470	122,769
Magic Leap Inc Class A (b)(c)(d)	72,297	1
Magic Leap Inc warrants (b)(c)(d)	39,573	0
Microsoft Corp	1,298,549	558,765,636
Monday.com Ltd (b)	5,900	1,638,843
Onestream Inc Class A	19,800	671,220
OpenAI Global LLC rights (b)(c)(d)	5,771,073	5,771,073
Oracle Corp	6,900	1,175,760
Palo Alto Networks Inc (b)	13,500	4,614,300
Rubrik Inc Class A (b)(h)	27,000	868,050
Salesforce Inc	102,294	27,998,891
Samsara Inc Class A (b)	176,586	8,497,318
Servicenow Inc (b)	38,500	34,434,015
Stripe Inc Class B (b)(c)(d)	26,700	734,517
Synopsys Inc (b)	18,030	9,130,212
Tanium Inc Class B (b)(c)(d)	408,212	3,408,570
Zoom Video Communications Inc Class A (b)	60,200	4,198,348
		743,061,316
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	1,433,900	334,098,700
Dell Technologies Inc Class C	51,519	6,107,062
		340,205,762
TOTAL INFORMATION TECHNOLOGY		2,645,808,154

Materials - 0.8%
Chemicals - 0.2%
Linde PLC	13,200	6,294,552
Sherwin-Williams Co/The	32,191	12,286,339
Westlake Corp	32,052	4,817,095
		23,397,986
Construction Materials - 0.3%
CRH PLC	84,300	7,817,982
Vulcan Materials Co	89,600	22,438,528
		30,256,510
Containers & Packaging - 0.0%
International Paper Co	77,400	3,780,990
Metals & Mining - 0.3%
ATI Inc (b)	79,650	5,329,382
Freeport-McMoRan Inc	547,700	27,341,184
Ivanhoe Electric Inc / US (b)	262,700	2,222,442
Steel Dynamics Inc	27,240	3,434,419
		38,327,427
TOTAL MATERIALS		95,762,913

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	43,500	5,569,305
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	195,624	24,351,276
TOTAL REAL ESTATE		29,920,581

Utilities - 0.7%
Electric Utilities - 0.6%
American Electric Power Co Inc	10,900	1,118,340
Constellation Energy Corp	199,148	51,782,463
NextEra Energy Inc	5,600	473,368
NRG Energy Inc	79,800	7,269,780
PG&E Corp	112,100	2,216,217
Southern Co/The	16,500	1,487,970
		64,348,138
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	140,057	16,602,357
TOTAL UTILITIES		80,950,495

TOTAL UNITED STATES		10,473,815,351
TOTAL COMMON STOCKS (Cost $4,420,700,579)		11,125,090,106

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)(i)	37,932	9,451,516
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	19,024	4,756
Rad Power Bikes Inc Series C (b)(c)(d)	74,857	49,406
Rad Power Bikes Inc Series D (b)(c)(d)(i)	127,700	141,747
		195,909
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)(i)	800	190,464
TOTAL CONSUMER DISCRETIONARY		386,373

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	3,340	104,509
GoBrands Inc Series H (b)(c)(d)	3,970	159,435
		263,944
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (c)(d)(i)	23,737	1,765,558
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	194,500	606,840
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	79,800	997,500
Lyra Health Inc Series F (b)(c)(d)	4,099	51,238
Somatus Inc Series E (b)(c)(d)	842	1,004,674
		2,053,412
TOTAL HEALTH CARE		2,660,252

Industrials - 0.8%
Aerospace & Defense - 0.7%
Relativity Space Inc Series E (b)(c)(d)	125,290	2,286,543
Relativity Space Inc Series F (c)(d)	80,375	1,462,825
Space Exploration Technologies Corp Series G (b)(c)(d)	36,460	40,835,200
Space Exploration Technologies Corp Series H (b)(c)(d)	7,256	8,126,720
Space Exploration Technologies Corp Series N (b)(c)(d)	24,552	27,498,240
		80,209,528
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	66,084	2,772,224
Zipline International Inc Series F (b)(c)(d)	129,467	5,431,141
Zipline International Inc Series G (c)(d)	59,655	2,502,527
		10,705,892
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	15,787	2,009,526
TOTAL INDUSTRIALS		92,924,946

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	14,271	851,836
Applied Intuition Inc Series B2 (c)(d)	6,881	410,727
Magic Leap Inc Series AA (b)(c)(d)(i)	275,569	3
MOLOCO Inc Series A (b)(c)(d)	35,442	1,962,424
Nuro Inc/CA Series C (b)(c)(d)	190,290	548,035
Nuro Inc/CA Series D (b)(c)(d)	36,736	135,923
Stripe Inc Series H (b)(c)(d)	11,500	316,365
Stripe Inc Series I (b)(c)(d)(i)	128,075	3,523,343
		7,748,656
TOTAL UNITED STATES		105,749,729
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,449,798)		115,201,245

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $150,652)	150,652	211,830

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.89	201,726,244	201,766,589
Fidelity Securities Lending Cash Central Fund (j)(k)	4.89	9,199,483	9,200,403
TOTAL MONEY MARKET FUNDS (Cost $210,966,992)			210,966,992

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,685,268,021)	11,451,470,173
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,423,406
NET ASSETS - 100.0%	11,457,893,579

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,575,669 or 1.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,459,195 or 0.0% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,459,195 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security is on loan at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	654,435

Applied Intuition Inc Series A2	7/02/24	851,906

Applied Intuition Inc Series B2	7/02/24	410,761

Asac II LP	10/10/13	155,030

Beta Technologies Inc Series B, 6%	4/04/22	1,628,745

Blu Homes Inc	5/21/20	36,484

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	4,156,368

Canva Inc Class A	3/18/24	7,359,962

Discord Inc Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games Inc	7/13/20 - 7/30/20	4,082,500

Fanatics Inc Class A	8/13/20 - 12/15/21	4,645,245

Figma Inc Class A	5/15/24	1,966,766

GoBrands Inc Series G	3/02/21	834,056

GoBrands Inc Series H	7/22/21	1,542,308

Lionsgate Studios Corp	12/22/23	1,594,612

Lyra Health Inc Series E	1/14/21	730,697

Lyra Health Inc Series F	6/04/21	64,372

Magic Leap Inc Class A	10/17/14 - 10/06/17	35,136,390

Magic Leap Inc Series AA	7/07/20	4,756,362

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,126,520

Nuro Inc/CA Series C	10/30/20	2,484,160

Nuro Inc/CA Series D	10/29/21	765,788

OpenAI Global LLC rights	9/30/24	5,771,073

Rad Power Bikes Inc	1/21/21	703,890

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	150,652

Rad Power Bikes Inc Series A	1/21/21	91,769

Rad Power Bikes Inc Series C	1/21/21	361,098

Rad Power Bikes Inc Series D	9/17/21	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	2,861,010

Relativity Space Inc Series F	11/14/23	1,821,860

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	3,520,000

Somatus Inc Series E	1/31/22	734,759

Space Exploration Technologies Corp	10/16/15 - 7/01/24	3,291,302

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	962,841

Space Exploration Technologies Corp Series G	1/20/15	2,824,192

Space Exploration Technologies Corp Series H	8/04/17	979,560

Space Exploration Technologies Corp Series N	8/04/20	6,629,040

Starling Bank Ltd Class D	6/18/21 - 4/05/22	3,151,960

Stripe Inc Class B	5/18/21	1,071,428

Stripe Inc Series H	3/15/21	461,438

Stripe Inc Series I	3/20/23 - 5/12/23	2,578,680

Tanium Inc Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent Holdings Inc Series C1	4/23/21	1,411,288

Tulco LLC	8/24/17 - 12/14/17	2,649,265

Veterinary Emergency Group	9/16/21 - 11/13/23	2,691,679

X Holdings Corp Class A	10/25/22	3,251,000

Zipline International Inc	10/12/21	1,037,880

Zipline International Inc Series E	12/21/20	2,156,281

Zipline International Inc Series F	4/11/23	5,204,198

Zipline International Inc Series G	6/07/24	2,502,307

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	252,115,689	2,157,726,947	2,208,075,379	8,857,607	(668)	-	201,766,589	0.4%
Fidelity Securities Lending Cash Central Fund	29,369,645	146,102,899	166,272,141	54,902	-	-	9,200,403	0.0%
Total	281,485,334	2,303,829,846	2,374,347,520	8,912,509	(668)	-	210,966,992

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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